Average Annual Total Returns{- Fidelity Series Large Cap Growth Index Fund} - 04.30 Fidelity Series Large Cap Growth Index Fund Series Pro-05 - Fidelity Series Large Cap Growth Index Fund	Fidelity Series Large Cap Growth Index Fund Return Before Taxes Past 1 year	Fidelity Series Large Cap Growth Index Fund Return Before Taxes Since Inception		Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions Since Inception		Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Large Cap Growth Index Fund After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	27.64%	24.61%	[1]	26.54%	23.72%	[1]	16.81%	19.45%	[1]	27.60%	24.64%	[1]

[1]	(a)From August 17, 2018